COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Contractual Obligation, Fiscal Year Maturity Schedule
The following table sets forth the Company’s material contractual obligations as of December 31, 2018:

	Payments due by period
Contractual Obligations	Less than one year	One to two years	Two to three years	Three to four years	Four to five years

Operating lease commitment	848,731	938,551	167,378	4,095	4,095
Purchase of plasma commitment (1)	14,018,867	27,925,833	16,290,070	-	-
Capital commitment	9,214,835	1,023,871	-	-	-
Total	24,082,433	29,888,255	16,457,448	4,095	4,095

(1)	See Note 10.